Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
On-balance sheet
Cash and balances at central banks	£ 125,940	£ 136,359	£ 171,036
Cash collateral and settlement balances	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Total Assets	876,672	877,700
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	125,940	136,359
Cash collateral and settlement balances	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Other assets	614	699
Total Assets	876,672	877,700
Off-balance sheet
Contingent liabilities	23,777	19,394
Total off-balance sheet	293,804	277,162
Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	125,940	136,359
Cash collateral and settlement balances	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	57,258	64,368
Financial assets at fair value through the income statement	122,922	140,078
Derivative financial instruments	229,641	222,683
Financial assets at fair value through other comprehensive income	45,405
Financial investments - debt securities		44,983
Other assets	614	699
Total Assets	804,633	822,094
Off-balance sheet
Contingent liabilities	23,777
Loan commitments	270,027	257,768
Total off-balance sheet	293,804	277,162
Total	1,098,437	1,099,256
United Kingdom [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	29,791	39,143
Cash collateral and settlement balances	23,775	24,611
Loans and advances at amortised cost	62,568	54,700
Reverse repurchase agreements and other similar secured lending	12	45
Trading portfolio assets	11,538	12,296
Financial assets at fair value through the income statement	26,363	30,305
Derivative financial instruments	70,256	69,943
Financial assets at fair value through other comprehensive income	8,383
Financial investments - debt securities		9,529
Other assets	407	448
Total Assets	233,093	241,020
Off-balance sheet
Contingent liabilities	6,789	5,001
Loan commitments	39,247	42,224
Total off-balance sheet	46,036	47,225
Total	279,129	288,245
Europe [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	28,273	36,045
Cash collateral and settlement balances	23,593	22,184
Loans and advances at amortised cost	45,863	46,799
Reverse repurchase agreements and other similar secured lending	15	68
Trading portfolio assets	27,249	34,369
Financial assets at fair value through the income statement	70,832	73,475
Derivative financial instruments	63,337	58,699
Financial assets at fair value through other comprehensive income	16,092
Financial investments - debt securities		10,959
Other assets	124	110
Total Assets	275,378	282,708
Off-balance sheet
Contingent liabilities	10,838	8,996
Loan commitments	192,857	175,951
Total off-balance sheet	203,695	184,947
Total	479,073	467,655
Americas [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	52,003	51,395
Cash collateral and settlement balances	25,955	22,309
Loans and advances at amortised cost	24,450	27,470
Reverse repurchase agreements and other similar secured lending	401	97
Trading portfolio assets	12,922	13,374
Financial assets at fair value through the income statement	11,272	20,984
Derivative financial instruments	83,165	80,003
Financial assets at fair value through other comprehensive income	17,884
Financial investments - debt securities		21,546
Other assets	81	137
Total Assets	228,133	237,315
Off-balance sheet
Contingent liabilities	3,862	3,572
Loan commitments	33,182	34,447
Total off-balance sheet	37,044	38,019
Total	265,177	275,334
Africa and middle east [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	15,128	9,064
Cash collateral and settlement balances	5,326	4,872
Loans and advances at amortised cost	5,881	4,952
Reverse repurchase agreements and other similar secured lending	470	83
Trading portfolio assets	4,786	3,616
Financial assets at fair value through the income statement	12,534	13,556
Derivative financial instruments	11,189	12,172
Financial assets at fair value through other comprehensive income	2,945
Financial investments - debt securities		2,786
Other assets	2	3
Total Assets	58,261	51,104
Off-balance sheet
Contingent liabilities	1,562	1,289
Loan commitments	3,130	3,310
Total off-balance sheet	4,692	4,599
Total	62,953	55,703
Asia [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	745	712
Cash collateral and settlement balances	837	376
Loans and advances at amortised cost	2,874	3,038
Reverse repurchase agreements and other similar secured lending	833	1,320
Trading portfolio assets	763	713
Financial assets at fair value through the income statement	1,921	1,758
Derivative financial instruments	1,694	1,866
Financial assets at fair value through other comprehensive income	101
Financial investments - debt securities		163
Other assets	0	1
Total Assets	9,768	9,947
Off-balance sheet
Contingent liabilities	726	536
Loan commitments	1,611	1,836
Total off-balance sheet	2,337	2,372
Total	£ 12,105	£ 12,319

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.